SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Year End Spot Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.077809	0.077799	0.077693	0.078259	0.078499
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.078119	0.077930	0.078084	0.078246	0.078389